Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.34%
Aerospace & Defense–1.83%
AAR Corp.(b)(c)	143,166	$12,837,695
ATI, Inc.(b)	95,573	7,773,908
		20,611,603
Agricultural & Farm Machinery–0.55%
AGCO Corp.	57,797	6,188,325
Air Freight & Logistics–1.14%
Hub Group, Inc., Class A	372,653	12,834,169
Application Software–2.26%
Confluent, Inc., Class A(b)(c)	467,907	9,264,558
Unity Software, Inc.(b)(c)	404,221	16,185,009
		25,449,567
Asset Management & Custody Banks–2.16%
DigitalBridge Group, Inc.(c)	794,897	9,300,295
Federated Hermes, Inc., Class B	289,455	15,031,398
		24,331,693
Automotive Parts & Equipment–3.25%
Dorman Products, Inc.(b)(c)	128,857	20,086,229
Visteon Corp.	138,595	16,611,997
		36,698,226
Automotive Retail–2.33%
AutoNation, Inc.(b)	120,270	26,311,468
Biotechnology–5.15%
ADMA Biologics, Inc.(b)	991,499	14,535,375
Ascendis Pharma A/S, ADR (Denmark)(b)	58,600	11,650,266
BridgeBio Pharma, Inc.(b)(c)	211,473	10,983,908
Caris Life Sciences, Inc.(b)(c)	45,342	1,371,596
LENZ Therapeutics, Inc.(b)(c)	59,880	2,789,210
Soleno Therapeutics, Inc.(b)(c)	89,001	6,016,468
Twist Bioscience Corp.(b)(c)	240,425	6,765,559
Ultragenyx Pharmaceutical, Inc.(b)	134,105	4,033,878
		58,146,260
Building Products–2.84%
Hayward Holdings, Inc.(b)(c)	570,849	8,631,237
Zurn Elkay Water Solutions Corp.(c)	497,895	23,416,002
		32,047,239
Commercial & Residential Mortgage Finance–1.87%
PennyMac Financial Services, Inc.(c)	170,407	21,110,019
Construction & Engineering–0.60%
WillScot Holdings Corp.(c)	322,158	6,800,755
Construction Machinery & Heavy Transportation Equipment– 3.22%
Allison Transmission Holdings, Inc.	146,428	12,428,809
Atmus Filtration Technologies, Inc.	274,100	12,359,169
Federal Signal Corp.(c)	96,847	11,523,824
		36,311,802
Shares		Value
Construction Materials–0.91%
Knife River Corp.(b)(c)	134,209	$10,316,646
Diversified Banks–0.72%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	189,793	8,145,916
Diversified REITs–1.50%
Essential Properties Realty Trust, Inc.(c)	567,312	16,883,205
Education Services–1.42%
Stride, Inc.(b)	107,871	16,066,307
Electric Utilities–1.14%
Portland General Electric Co.	292,460	12,868,240
Electronic Components–1.64%
Belden, Inc.(c)	153,618	18,475,637
Electronic Equipment & Instruments–2.86%
Badger Meter, Inc.	45,305	8,090,567
Itron, Inc.(b)(c)	126,801	15,794,333
Ralliant Corp.	192,314	8,409,891
		32,294,791
Electronic Manufacturing Services–0.22%
Sanmina Corp.(b)	21,378	2,460,822
Environmental & Facilities Services–2.46%
ABM Industries, Inc.	258,048	11,901,174
Casella Waste Systems, Inc., Class A(b)(c)	166,526	15,799,987
		27,701,161
Financial Exchanges & Data–0.49%
Bullish (Cayman Islands)(b)(c)	86,624	5,510,153
Footwear–0.88%
Steven Madden Ltd.	294,699	9,866,522
Gas Utilities–1.34%
Chesapeake Utilities Corp.(c)	112,194	15,111,410
Health Care Equipment–0.87%
Integer Holdings Corp.(b)	95,143	9,831,126
Health Care Facilities–1.74%
Encompass Health Corp.	94,843	12,046,958
Surgery Partners, Inc.(b)(c)	352,278	7,623,297
		19,670,255
Health Care REITs–1.76%
American Healthcare REIT, Inc.(c)	472,354	19,843,591
Health Care Services–3.28%
Addus HomeCare Corp.(b)	64,515	7,612,125
BrightSpring Health Services, Inc.(b)(c)	451,469	13,345,424
Guardant Health, Inc.(b)	256,738	16,040,990
		36,998,539
Homebuilding–2.27%
Champion Homes, Inc.(b)(c)	112,041	8,556,571
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Homebuilding–(continued)
KB Home(c)	267,350	$17,014,154
		25,570,725
Hotels, Resorts & Cruise Lines–0.94%
Wyndham Hotels & Resorts, Inc.(c)	133,259	10,647,394
Human Resource & Employment Services–2.29%
Korn Ferry	203,822	14,263,463
Upwork, Inc.(b)(c)	624,368	11,594,514
		25,857,977
Industrial Machinery & Supplies & Components–4.40%
Enpro, Inc.(c)	89,087	20,133,662
ESAB Corp.	141,252	15,783,498
Gates Industrial Corp. PLC(b)	554,629	13,765,892
		49,683,052
Industrial REITs–1.37%
Terreno Realty Corp.(c)	272,031	15,437,759
Investment Banking & Brokerage–1.94%
BGC Group, Inc., Class A	1,148,244	10,862,388
Stifel Financial Corp.	97,231	11,032,802
		21,895,190
IT Consulting & Other Services–0.83%
ASGN, Inc.(b)	198,209	9,385,196
Life Sciences Tools & Services–1.59%
BioLife Solutions, Inc.(b)	350,705	8,946,484
Repligen Corp.(b)	67,285	8,993,986
		17,940,470
Metal, Glass & Plastic Containers–1.06%
Silgan Holdings, Inc.(c)	277,409	11,931,361
Oil & Gas Drilling–1.10%
Helmerich & Payne, Inc.(c)	561,259	12,398,211
Oil & Gas Equipment & Services–1.25%
Kodiak Gas Services, Inc.(c)	381,400	14,100,358
Oil & Gas Exploration & Production–2.03%
Northern Oil and Gas, Inc.(c)	547,935	13,588,788
SM Energy Co.(c)	374,512	9,351,565
		22,940,353
Other Specialized REITs–1.07%
Outfront Media, Inc.(c)	657,440	12,044,301
Personal Care Products–1.44%
BellRing Brands, Inc.(b)	261,574	9,508,215
Interparfums, Inc.	68,055	6,695,251
		16,203,466
Pharmaceuticals–1.56%
Collegium Pharmaceutical, Inc.(b)	178,479	6,244,980
Structure Therapeutics, Inc., ADR(b)(c)	97,157	2,720,396
Tarsus Pharmaceuticals, Inc.(b)(c)	144,662	8,597,263
		17,562,639
Property & Casualty Insurance–1.48%
Definity Financial Corp. (Canada)	147,853	7,599,285
Shares		Value
Property & Casualty Insurance–(continued)
Skyward Specialty Insurance Group, Inc.(b)	191,522	$9,108,786
		16,708,071
Regional Banks–10.25%
Ameris Bancorp(c)	109,466	8,024,952
Banc of California, Inc.	710,778	11,763,376
Beacon Financial Corp.	249,632	5,918,775
Cathay General Bancorp	299,311	14,369,921
Columbia Banking System, Inc.(c)	693,738	17,856,816
OceanFirst Financial Corp.	379,675	6,670,890
United Community Banks, Inc.	270,909	8,492,997
Webster Financial Corp.	234,408	13,933,212
Wintrust Financial Corp.	146,557	19,410,009
WSFS Financial Corp.(c)	170,245	9,181,313
		115,622,261
Research & Consulting Services–0.63%
CACI International, Inc., Class A(b)(c)	14,279	7,122,080
Restaurants–1.28%
Cheesecake Factory, Inc. (The)(c)	263,637	14,405,126
Semiconductor Materials & Equipment–0.67%
MKS, Inc.	61,245	7,580,294
Semiconductors–4.33%
Allegro MicroSystems, Inc. (Japan)(b)(c)	421,658	12,312,414
Lattice Semiconductor Corp.(b)(c)	177,983	13,049,713
MACOM Technology Solutions Holdings, Inc.(b)	100,461	12,506,390
Silicon Laboratories, Inc.(b)	83,874	10,998,398
		48,866,915
Steel–1.52%
Commercial Metals Co.(c)	300,152	17,192,706
Systems Software–0.57%
Progress Software Corp.(c)	146,770	6,447,606
Trading Companies & Distributors–1.01%
Air Lease Corp., Class A	178,051	11,332,946
Transaction & Payment Processing Services–1.03%
Marqeta, Inc., Class A(b)	1,259,351	6,649,373
Paymentus Holdings, Inc., Class A(b)	162,075	4,959,495
		11,608,868
Total Common Stocks & Other Equity Interests (Cost $857,829,282)		1,109,370,772
Money Market Funds–1.30%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	5,145,599	5,145,599
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	9,551,946	9,551,946
Total Money Market Funds (Cost $14,697,545)		14,697,545
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.64% (Cost $872,526,827)		1,124,068,317
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–22.61%
Invesco Private Government Fund, 4.14%(d)(e)(f)	70,583,689	$70,583,689
Invesco Private Prime Fund, 4.26%(d)(e)(f)	184,468,584	184,523,925
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $255,106,604)		255,107,614
TOTAL INVESTMENTS IN SECURITIES–122.25% (Cost $1,127,633,431)		1,379,175,931
OTHER ASSETS LESS LIABILITIES—(22.25)%		(251,033,697)
NET ASSETS–100.00%		$1,128,142,234
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,818,076	$83,704,373	$(84,376,850)	$-	$-	$5,145,599	$185,021
Invesco Treasury Portfolio, Institutional Class	10,800,832	155,450,979	(156,699,865)	-	-	9,551,946	340,722
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	76,835,293	367,117,447	(373,369,051)	-	-	70,583,689	1,867,283*
Invesco Private Prime Fund	200,053,567	748,372,203	(763,905,381)	1,010	2,526	184,523,925	5,033,710*
Total	$293,507,768	$1,354,645,002	$(1,378,351,147)	$1,010	$2,526	$269,805,159	$7,426,736

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,109,370,772	$—	$—	$1,109,370,772
Money Market Funds	14,697,545	255,107,614	—	269,805,159
Total Investments	$1,124,068,317	$255,107,614	$—	$1,379,175,931
Invesco V.I. Main Street Small Cap Fund®